UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: July 1, 2017-June 30, 2018

Item 1. Proxy Voting Record

STONE HARBOR EMERGING MARKETS DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR LOCAL MARKETS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS CORPORATE DEBT FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR INVESTMENT GRADE FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR STRATEGIC INCOME FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS DEBT ALLOCATION FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR EMERGING MARKETS DEBT BLEND FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR 500 PLUS FUND

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report on Form N-PX with respect to which the Fund was entitled to vote.

STONE HARBOR HIGH-YIELD BOND FUND

Fund Name	Company	Ticker	Cusip	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
Stone Harbor High Yield Fund	VISTRA ENERGY CORP	VST	92840M102	3/2/2018	1. Adopt the Agreement and Plan of Merger, dated as of October 29, 2017 (the “Merger Agreement”), by and between Vistra Energy Corp., a Delaware corporation (“Vistra Energy”), and Dynegy Inc., a Delaware corporation (“Dynegy”), as it may be amended from time to time, pursuant to which, among other things, Dynegy will merge with and into Vistra Energy (the “Merger”), with Vistra Energy continuing as the surviving corporation (the “Merger Proposal”)	Issuer	Yes	For	With
Stone Harbor High Yield Fund	VISTRA ENERGY CORP	VST	92840M102	3/2/2018	2. Approve the issuance of shares of Vistra Energy common stock to Dynegy stockholders in connection with the Merger, as contemplated by the Merger Agreement (the “Stock Issuance Proposal”).	Issuer	Yes	For	With
Stone Harbor High Yield Fund	VISTRA ENERGY CORP	VST	92840M102	3/2/2018	3. Approve the adjournment of the Vistra Energy special meeting, if necessary or appropriate, for the purpose of soliciting additional votes for the approval of the Merger Proposal and the Stock Issuance Proposal.	Issuer	Yes	For	With
Stone Harbor High Yield Fund	VISTRA ENERGY CORP	VST	92840M102	5/1/2018	1. Approve, on an advisory basis, the frequency of future advisory votes on named executive officer compensation.	Issuer	Yes	For	With
Stone Harbor High Yield Fund	DENBURY RESOURCES INC	DNR	247916208	5/23/2018	1. To elect eight Board Members to the Board of Directors or Trustees of each company	Issuer	Yes	For	With
Stone Harbor High Yield Fund	DENBURY RESOURCES INC	DNR	247916208	5/23/2018	2. An advisory vote to approve the named executive officer compensation.	Issuer	Yes	For	With
Stone Harbor High Yield Fund	DENBURY RESOURCES INC	DNR	247916208	5/23/2018	3. To ratify the Audit Committee's selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2018	Issuer	Yes	For	With
Stone Harbor High Yield Fund	MIDSTATES PETROLEUM COMPANY, INC.	MPO	59804T407	6/1/2018	1. To elect eight Board Members to the Board of Directors or Trustees of each company	Issuer	Yes	For	With
Stone Harbor High Yield Fund	MIDSTATES PETROLEUM COMPANY, INC.	MPO	59804T407	6/1/2018	2. To approve, on an non-binding advisory basis, the compensation of our named executive officers.	Issuer	Yes	For	With
Stone Harbor High Yield Fund	MIDSTATES PETROLEUM COMPANY, INC.	MPO	59804T407	6/1/2018	3. To ratify the appointment of Grant Thorton LLP as the Company's independent registered public accounting firm for 2018	Issuer	Yes	For	With
Stone Harbor High Yield Fund	GENER8 MARITIME, INC	GNRT	Y26889108	6/11/2018	1. Approval of the Agreement and Plan of Merger, dated as of Decmeber 20, 2017, among Gener8 Maritime, Inc., Euronav NV and Euronav MI Inc.	Issuer	Yes	For	With
Stone Harbor High Yield Fund	GENER8 MARITIME, INC	GNRT	Y26889108	6/11/2018	2. Approval of adjournments or postponements of the Special Meeting, if necessary, to permit further solication of proxies if there are not sufficient votes at the time of the meeting to approve the Merger Agreement	Issuer	Yes	For	With

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive Officer

Date:	August 28, 2018